Equity (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Apollo Athlon Holdings LLC
Equity
Remaining capital commitments	$ 38,100
Management group
Equity
Remaining capital commitments	$ 0
Athlon Holdings LLC
Equity
General partner ownership interest (as a percent)	0.00%
Class A Partner | Apollo Athlon Holdings LLC
Equity
Class A Partner ownership interest (as a percent)	97.20%
Class A Partner | Management group
Equity
Class A Partner ownership interest (as a percent)	2.80%